Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 196
Sale	39	€ 44
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	3,152	424
Sale	69	78
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	705	44
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 2,373	€ 1,314